Financial instruments by category (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Financial Assets
The table below details the financial instruments as of March 31, 2025:

As of March 31, 2025
(EUR thousand)
Assets as per statements of financial position	At amortized cost	At FVPL	At FVOCI	Total
Trade receivables	248,383	—	—	248,383
Cash and cash equivalents	123,783	—	—	123,783
Other receivables (1)	49,266	—	—	49,266
Other financial assets	12,586	2,751	2,888	18,225
Balance as of March 31, 2025	434,018	2,751	2,888	439,657
(1) excluding other non-financial receivables
The table below details the financial instruments as of March 31, 2024:

As of March 31, 2024
(EUR thousand)
Assets as per statements of financial position	At amortized cost	At FVPL	At FVOCI	Total
Trade receivables	248,227	—	—	248,227
Cash and cash equivalents	87,462	—	—	87,462
Other current receivables (1)	33,260	44	1,640	34,944
Other financial assets	13,388	2,512	—	15,900
Other investments	—	—	4,995	4,995
Balance as of March 31, 2024	382,337	2,556	6,635	391,528
(1) excluding other non-financial receivables

Disclosure of Financial Liabilities

As of March 31, 2025
(EUR thousand)
Liabilities as per statements of financial position	At amortized cost	At FVPL	At FVOCI	Total
Loans and borrowings	532,740	—	—	532,740
Trade payables	295,346	—	—	295,346
Accrued liabilities (1)	51,849	—	—	51,849
Other financial liabilities	65,031	3,112	1,590	69,733
Other current liabilities (1)	31,933	—	1,612	33,545
Balance as of March 31, 2025	976,899	3,112	3,202	983,213
(1) excluding other non-financial liabilities

As of March 31, 2024
(EUR thousand)
Liabilities as per statements of financial position	At amortized cost	At FVPL	At FVOCI	Total
Loans and borrowings	588,867	—	—	588,867
Trade payables	281,998	—	—	281,998
Accrued liabilities (1)	48,691	—	—	48,691
Other financial liabilities	28,699	4,294	—	32,993
Other current liabilities (1)	22,659	—	—	22,659
Balance as of March 31, 2024	970,914	4,294	—	975,208
(1) excluding other non-financial liabilities